Condensed Parent Company Financial Information - Summary of Condensed Statements of Cash Flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 10,568	$ 10,414	$ 9,412
Adjustments to reconcile net income to net cash provided by operating activities:
Other assets and liabilities	732	87	508
Net cash provided by operating activities	14,172	11,898	12,288
CASH FLOWS FROM FINANCING ACTIVITIES
Cash dividends paid	(3,099)	(2,962)	(2,688)
Issuance of treasury stock		4
Net cash provided by financing activities	201,577	73,369	15,602
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	102,017	45,564	36,420
CASH AND CASH EQUIVALENTS AT END OF YEAR	181,652	102,017	45,564
Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	10,568	10,414	9,412
Adjustments to reconcile net income to net cash provided by operating activities:
Equity earnings in subsidiary, net of dividends	(6,706)	(7,516)	(6,832)
Other assets and liabilities	(3)	(38)	70
Net cash provided by operating activities	3,859	2,860	2,650
CASH FLOWS FROM FINANCING ACTIVITIES
Cash dividends paid	(3,099)	(2,962)	(2,688)
Issuance of treasury stock		4
Net cash provided by financing activities	(3,099)	(2,958)	(2,688)
Increase (decrease) in cash	760	(98)	(38)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	871	969	1,007
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 1,631	$ 871	$ 969